Derivative Financial Instruments - Market Risk Narrative (Exchange Rate, Hydrocarbon Price, and Market Risk) (Details)
€ in Thousands, thousandBarrelsPerDay in Thousands, bbl in Thousands, $ in Thousands
	3 Months Ended		12 Months Ended
	Jul. 31, 2024 bbl	May 31, 2024 bbl	Dec. 31, 2024 MXN ($) thousandBarrelsPerDay	Dec. 31, 2023 MXN ($) thousandBarrelsPerDay	Dec. 31, 2022 MXN ($) thousandBarrelsPerDay	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) derivativeInstrument	Dec. 31, 2023 EUR (€) derivativeInstrument	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Number of cross currency swaps with a recouponing clause subject to partial restructure | derivativeInstrument							1	1
Number of derivative financial instruments in foreign currency | derivativeInstrument							3	3
Confidence level percentage			95.00%
P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points			0.0010
Seagull option | P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain				$ 238,079,042,000	$ 129,690,090,000
Net foreign exchange loss			$ (304,452,236,000)
Percentage of PEMEX's debt in foreign currency			88.13%
Seagull option | P.M.I. Norteamrica, S. A. de C. V. | Debt securities
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain				$ 208,865,338,000	$ 121,255,142,000
Net foreign exchange loss			$ (261,416,691,000)
Peso teasury portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio			0.00
Fondo laboral pemex portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio			0.00
U.S. Dollar Treasury Portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio			0.00
Currency risk | Two Thousand And Twenty Five
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €								€ 650
Currency risk | Two Thousand Twenty Seven
Disclosure of detailed information about financial instruments [line items]
Number of cross currency swaps subject to restructure | derivativeInstrument							10	10
Hedged risk exposure | €								€ 1,250
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure						$ 92,372	$ 118,540		$ 199,943
Number of barrels hedged	1,980,000	240,000	185	168	320